SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE TO OPERATING LEASES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Lease
Year one	$ 87,367
Year two	87,367	$ 87,378
Year three	34,583	87,378
Year four		78,277
Total minimum finance lease liabilities payment	209,317	253,033
Less: imputed interest	(12,175)	(17,748)
Operating lease liabilities	$ 197,142	$ 235,285